Divestitures (Tables)	12 Months Ended
Sep. 30, 2025
Divestitures
Summary of recognized disposal gain in consolidated statements of operations

Year ended
September 30, 2023
RMB
Fair value of consideration received	—
Historical cost of remained investment	37,660
Carrying amount of Beijing’s net liabilities deconsolidated	378
Carrying amount of noncontrolling interest	2,703
Disposal gain of the deconsolidating Beijing Origin	40,741

Fair value of retained investment	66,448
Historical cost of remained investment	37,660
Gain is attributable to the 48.27% ownership interest retained in Beijing Origin	28,788

Gain on deconsolidated of subsidiary	69,529